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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2004

Check here if Amendment [ ]; Amendment Number:
                                               ------
     This Amendment (Check only one.): [ ] is a restatement.
                                       [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    J. Thomas Byrom
Address: One Maritime Plaza
         Suite 825
         San Francisco, CA 94111

Note: The shares over which Mr. Byrom has investment discretion are held of record by California Community Financial Institutions Fund Limited Partnership, a California limited partnership ("CFI"). Mr. Byrom exercises his investment discretion over these shares through Belvedere Capital Partners, LLC, the general partner of CFI. Mr. Byrom is the sole manager of Belvedere Capital Partners, LLC.

13F File Number: 28-
                    ------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    J. Thomas Byrom
Title:   Sole Manager
Phone:   415-434-1265

Signature, Place, and Date of Signing:


/S/ J. THOMAS BYROM    San Francisco, CA   February 10, 2005
-------------------    -----------------   -----------------
    [Signature]          [City, State]           [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:             0

Form 13F Information Table Entry Total:        1

Form 13F Information Table Value Total: $205,404
                                        (thousands)

List of Other Included Managers: N/A

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     NONE

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                           FORM 13F INFORMATION TABLE

   COLUMN 1       COLUMN 2     COLUMN 3 COLUMN 4       COLUMN 5      COLUMN 6  COLUMN 7        COLUMN 8
-------------- -------------- --------- -------- ------------------ ---------- -------- ---------------------
                                                                                           VOTING AUTHORITY
                                         VALUE    SHRS OR  SH/ PUT/ INVESTMENT   OTHER  ---------------------
NAME OF ISSUER TITLE OF CLASS   CUSIP   (X$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS    SOLE   SHARED NONE
-------------- -------------- --------- -------- --------- --- ---- ---------- -------- --------- ------ ----
Placer  Sierra Common Stock   726079106  205,404 7,222,379  SH      Sole          N/A   7,222,379
Bancshares

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[Repeat as necessary]

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